CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 237	$ 799
Restricted cash	179	181
Trade receivables and other current assets	503	554
Financial instrument assets	64	72
Due from related parties	51	60
Assets held for sale	799	0
Total Current Assets	1,833	1,666
Financial instrument assets	153	113
Equity-accounted investments	1,123	721
Property, plant and equipment, at fair value	25,774	27,096
Goodwill	918	901
Deferred income tax assets	178	177
Other long-term assets	111	230
Total Assets	30,090	30,904
Current liabilities
Accounts payable and accrued liabilities	454	542
Financial instrument liabilities	106	184
Due to related parties	307	112
Current portion of long-term debt	929	1,676
Liabilities directly associated with assets held for sale	563	0
Total Current Liabilities	2,359	2,514
Financial instrument liabilities	52	86
Long-term debt and credit facilities	10,045	10,090
Deferred income tax liabilities	3,575	3,588
Other long-term liabilities	333	344
Total Liabilities	16,364	16,622
Equity
Preferred limited partners' equity	707	511
Limited partners' equity	3,628	3,956
Total Equity	13,726	14,282
Total Equity And Liabilities	30,090	30,904
Participating Non-controlling Interests Operating Subsidiaries
Equity
Non-controlling interests	6,140	6,298
Total Equity	6,140	6,298
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	53	58
Total Equity	53	58
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	2,609	2,843
Total Equity	2,609	2,843
Preferred equity
Equity
Non-controlling interests	589	616
Total Equity	$ 589	$ 616